Statements of Comprehensive Loss - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenues		$ 1,300	$ 142	$ 421
Cost of revenues		(850)	(61)	(661)
Gross profit (loss)		450	81	(240)
Research and development expenses		(5,279)	(7,145)	(6,230)
General and administrative expenses		(4,175)	(4,339)	(4,265)
Operating loss		(9,004)	(11,403)	(10,735)
Financial (expenses) income:
Revaluation of derivatives and warrants liabilities		(20,181)
Other financing income (expenses), net		(1,523)	255	260
Net loss		$ (30,708)	$ (11,148)	$ (10,475)
Basic loss per ordinary share	[1]	$ (1.85)	$ (4.30)	$ (5.91)
Diluted loss per ordinary share	[1]	$ (1.85)	$ (4.30)	$ (5.91)
Weighted average number of ordinary shares outstanding used in computing basic loss per ordinary share	[1]	16,625,543	2,587,290	1,771,803
Weighted average number of ordinary shares outstanding used in computing diluted loss per ordinary share	[1]	16,625,543	2,587,290	1,771,803

[1]	Retroactively adjusted to reflect the issuance of bonus shares effected on February 13, 2022, and a reverse share split of the Company’s ordinary shares effected on November 15, 2023 (see Note 1B).